This is filed pursuant to Rule 497(e).
File Nos. 33-34001 and 811-06068.

ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT [LOGO](SM)

                                 AllianceBernstein Institutional Reserves
                                      -   Prime Portfolio
                                      -   Government Portfolio
                                      -   Treasury Portfolio
                                      -   Tax-Free Portfolio
                                      -   California Tax-Free Portfolio
                                      -   New York Tax-Free Portfolio
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Supplement dated July 22, 2004 to the prospectuses dated September 2, 2003 that offer Class A, Class B and Class C shares of the above-referenced Portfolios (each a "Prospectus").

The following disclosure replaces the second sentence of the first paragraph under the heading "PURCHASE AND SALE OF SHARES - How the Portfolios Value Their Shares" in the Class A, Class B and Class C Prospectuses.

The NAV is calculated at 5:00 p.m., Eastern time, for the Prime Portfolio, 4:30 p.m., Eastern time, for the Government and Treasury Portfolios, 4:00 p.m., Eastern time, for the California Tax-Free Portfolio and 12:00 Noon, Eastern time, for the Tax-Free and New York Tax-Free Portfolios, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange is closed for business and which is not a bank holiday).

The following disclosure replaces the third sentence of the first paragraph under the heading "PURCHASE AND SALE OF SHARES - How To Sell Shares" in the Class A Prospectus.

If AGIS receives your redemption request prior to 5:00 p.m., Eastern time, for the Prime Portfolio, 4:30 p.m., Eastern time, for the Government and Treasury Portfolios, 4:00 p.m., Eastern time, for the California Tax-Free Portfolio and 12:00 Noon, Eastern time, for the Tax-Free and New York Tax-Free Portfolios, AGIS will normally send the proceeds in Federal funds by wire to your designated bank account that day, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.

The following disclosure replaces the first paragraph under the heading "PURCHASE AND SALE OF SHARES - Other" in the Class A, Class B and Class C Prospectuses.

Each Portfolio has one transaction time each Portfolio business day, 5:00 p.m., Eastern time, for the Prime Portfolio, 4:30 p.m., Eastern time, for the Government and Treasury Portfolios, 4:00 p.m., Eastern time, for the California Tax-Free Portfolio and 12:00 Noon, Eastern time, for the Tax-Free and New York Tax-Free Portfolios. Investments receive the full dividend for a day if your order is received by AGIS by 5:00 p.m., Eastern time, for the Prime Portfolio, 4:30 p.m., Eastern time, for the Government and Treasury Portfolios, and Federal funds or bank wire monies are received by AGIS by 5:00 p.m., Eastern time, for the Prime Portfolio and 4:30 p.m., Eastern time for the Government or Treasury Portfolios, on that day. For the California Tax-Free, Tax-Free and New York Tax-Free Portfolios, investments receive the full dividend for a day if your order is received by AGIS by 4:00 p.m., Eastern time, for the California Tax-Free Portfolio and by 12:00 Noon, Eastern time, for the Tax-Free and New York Tax-Free Portfolios and Federal funds or bank wire monies are received by AGIS by 4:00 p.m., Eastern time, on that day.

The following disclosure replaces the first sentence of the second paragraph under the heading "PURCHASE AND SALE OF SHARES - Other" in the Class B and Class C Prospectuses.

Redemption proceeds are normally wired the same business day if a redemption request is received by AGIS prior to 5:00 p.m., Eastern time, for the Prime Portfolio, 4:30 p.m., Eastern time, for the Government and Treasury Portfolios, 4:00 p.m., Eastern time, for the California Tax-Free Portfolio and 12:00 Noon, Eastern time, for the Tax-Free and New York Tax-Free Portfolios, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.


You should retain this Supplement for future reference.

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SM:  This service mark is used under license from the owner, AllianceBernstein
     Investment Research and Management, Inc.



00250.0072 #501211